Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY VERSUS PERFORMANCE

Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, the Pay Versus Performance table (set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s principal executive officers (PEOs) and the Company’s non-PEO named executive officers (Non-PEO NEOs), as noted below. “Compensation Actually Paid” represents a required calculation that differs significantly from the Summary Compensation Table calculation of compensation, the named executive officers realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in “Compensation Discussion and Analysis”. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by named executive officers, including with respect to PSUs that remain subject to forfeiture if vesting conditions are not satisfied.

Year	Summary Compensation Table Total for PEO1 ($)	Compensation Actually Paid to PEO1 ($)	Summary Compensation Table Total for PEO2 ($)	Compensation Actually Paid to PEO2 ($)	Average Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Value of Initial Fixed $100 Investment Based on Peer Group Shareholder Return ($)	Net Income (Loss) ($ in millions)	CSM (Adjusted EBITDAR) ($ in millions)
	(1)(2)	(1)(4)	(1)(2)	(1)(4)	(3)	(3)(4)	(5)	(6)		(7)
2024	1,225,396	314,523	932,645	21,772	375,545	225,798	41	74	(121.1)	102.7
2023	3,427,627	2,203,326	3,446,059	2,221,758	725,200	532,459	62	75	(18.5)	114.0
2022	1,641,443	788,298	1,668,181	815,036	545,447	229,397	89	57	13.7	103.3
2021	1,369,043	2,951,941	1,401,028	2,983,926	489,252	1,040,478	154	77	21.8	97.9
2020	1,087,462	752,540	1,100,831	765,909	368,399	298,434	81	89	(48.1)	48.4

(1)PEO1 is Dr. Erwin Haitzmann. PEO2 is Mr. Peter Hoetzinger. Dr. Haitzmann and Mr. Hoetzinger were co-CEOs for all five years reported in this table.

(2)Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for each of Dr. Haitzmann and Mr. Hoetzinger and (ii) the average total compensation in the Summary Compensation Table for the applicable year for the Company’s Non-PEO NEOs other than Dr. Haitzmann and Mr. Hoetzinger reported for the applicable year.

(3)For all five years reported in this table Non-PEO NEOs were: Ms. Stapleton, Mr. Wright, Mr. Terler and Mr. Strohriegel.

(4)To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation realized or earned by the named executive officer. Accordingly, “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used for calculating the fair value for purposes of determining “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes. None of our named executive officers participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made.

Named Executive Officers, Footnote	PEO1 is Dr. Erwin Haitzmann. PEO2 is Mr. Peter Hoetzinger. Dr. Haitzmann and Mr. Hoetzinger were co-CEOs for all five years reported in this table.
Adjustment To PEO Compensation, Footnote

	PEO1 ($)	PEO2 ($)	Non-PEO NEOs (Average) ($)
	2024	2024	2024
Summary Compensation Table - Total Compensation	1,225,396	932,645	375,545
- Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year	(171,808)	(171,808)	(52,156)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	206,421	206,421	62,662
+/- Difference between Prior Fiscal Year-End and Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(938,083)	(938,083)	(157,486)
+ Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—
+/- Difference between Prior Fiscal Year-End and Vesting Date Fair Value of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(7,403)	(7,403)	(2,767)
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
= Compensation Actually Paid	314,523	21,772	225,798

(5)Pursuant to SEC rules, Total Shareholder Return (TSR) is calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)Our peer group used for the TSR calculation is the Dow Jones US Gambling Index.

(7)Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link “Compensation Actually Paid” to our named executive officers for the 2024 fiscal year to our Company’s performance, is Adjusted EBITDAR, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDAR to the most directly comparable measure under GAAP, see Appendix A.

Non-PEO NEO Average Total Compensation Amount	$ 375,545	$ 725,200	$ 545,447	$ 489,252	$ 368,399
Non-PEO NEO Average Compensation Actually Paid Amount	$ 225,798	532,459	229,397	1,040,478	298,434
Adjustment to Non-PEO NEO Compensation Footnote

	PEO1 ($)	PEO2 ($)	Non-PEO NEOs (Average) ($)
	2024	2024	2024
Summary Compensation Table - Total Compensation	1,225,396	932,645	375,545
- Grant Date Fair Value of Stock and Option Awards Granted in Fiscal Year	(171,808)	(171,808)	(52,156)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	206,421	206,421	62,662
+/- Difference between Prior Fiscal Year-End and Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(938,083)	(938,083)	(157,486)
+ Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—
+/- Difference between Prior Fiscal Year-End and Vesting Date Fair Value of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(7,403)	(7,403)	(2,767)
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
= Compensation Actually Paid	314,523	21,772	225,798

(5)Pursuant to SEC rules, Total Shareholder Return (TSR) is calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)Our peer group used for the TSR calculation is the Dow Jones US Gambling Index.

(7)Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link “Compensation Actually Paid” to our named executive officers for the 2024 fiscal year to our Company’s performance, is Adjusted EBITDAR, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDAR to the most directly comparable measure under GAAP, see Appendix A.

Compensation Actually Paid vs. Net Income	The relationship between “Compensation Actually Paid” and the pay of our named executive officers compared to the Company’s Net Income (Loss) and Adjusted EBITDAR is further illustrated below:
Total Shareholder Return Vs Peer Group	The relationship between “Compensation Actually Paid” and the pay of our named executive officers compared to TSR is further illustrated below:
Total Shareholder Return Amount	$ 41	62	89	154	81
Peer Group Total Shareholder Return Amount	74	75	57	77	89
Net Income (Loss)	$ (121,100,000)	$ (18,500,000)	$ 13,700,000	$ 21,800,000	$ (48,100,000)
Company Selected Measure Amount	102,700,000	114,000,000.0	103,300,000	97,900,000	48,400,000
Measure [Axis]: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Measure [Axis]: 2
Pay vs Performance Disclosure
Name	Net Operating Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link “Compensation Actually Paid” to our named executive officers for the 2024 fiscal year to our Company’s performance, is Adjusted EBITDAR, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDAR to the most directly comparable measure under GAAP, see Appendix A.
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,225,396	$ 3,427,627	$ 1,641,443	$ 1,369,043	$ 1,087,462
PEO Actually Paid Compensation Amount	$ 314,523	2,203,326	788,298	2,951,941	752,540
PEO Name	Dr. Erwin Haitzmann
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 932,645	3,446,059	1,668,181	1,401,028	1,100,831
PEO Actually Paid Compensation Amount	$ 21,772	$ 2,221,758	$ 815,036	$ 2,983,926	$ 765,909
PEO Name	Mr. Peter Hoetzinger
PEO [Member] | PEO 1 [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (171,808)
PEO [Member] | PEO 1 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,421
PEO [Member] | PEO 1 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(938,083)
PEO [Member] | PEO 1 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,403)
PEO [Member] | PEO 2 [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,808)
PEO [Member] | PEO 2 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,421
PEO [Member] | PEO 2 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(938,083)
PEO [Member] | PEO 2 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,403)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,156)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,662
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,486)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,767)